Adoption of new accounting pronouncements	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Adoption of new accounting pronouncements
4.	Adoption of new accounting pronouncements

(a)	Amendments to IFRS 2 Share-based payments

The amendments to IFRS 2 clarify how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The effective date of these amendments was January 1, 2018. The Company has adopted these amendments as of the effective date and has assessed no significant changes as a result of the adoption of these amendments.

(b)	IFRS 15 Revenue from contracts with customers

IFRS 15 was issued by the IASB in May 2014 and specifies how and when revenue should be recognized based on a five-step model, which is applied to all contracts with customers. IFRS 15 became effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company has adopted this new standard as of its effective date using the full retrospective method of adoption, and has assessed no significant changes as a result of the adoption of this new standard.

Under IFRS 15, the revenue recognition model has changed from one based on the transfer of risks and rewards of ownership, to one based on the transfer of control. The Company’s contracts with customers for the sales of dried cannabis and cannabis oil include one performance obligation, a promise in a contract with a customer to transfer a good. As the transfer of risks and rewards generally coincides with the transfer of control at a point in time, upon shipment or delivery, depending on the contract, the timing and amount of revenue considering discounts, returns, and variable consideration, recognized from this principal revenue stream has not changed as a result of the adoption of this new standard.

(c)	IFRS 9 Financial instruments

IFRS 9 addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only three categories: amortized cost, fair value through other comprehensive income, and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at fair value through profit or loss or at fair value through other comprehensive income. The effective date of this standard was January 1, 2018. The Company has adopted this new standard as of its effective date on a retrospective basis with the exception of financial assets that were derecognized at the date of initial application, January 1, 2018. The 2017 comparatives were not restated. As a result of the new classification model and measurement requirements under IFRS 9, the Company has elected to classify the available-for-sale equity investments as fair value through other comprehensive income investments, as they are not held for trading by the Company. Under this classification, there is no recycling of gains or losses from accumulated other comprehensive income to profit or loss. Due to the adoption of IFRS 9, during the year ended December 31, 2018, a net gain of approximately $294 on the disposition of investments classified as fair value through other comprehensive income was recorded in other comprehensive income rather than profit or loss. These investments had a fair value of $961 immediately prior to disposition. The new classification and measurement of the Company's financial assets are as follows:

(i)	Equity instruments at fair value through other comprehensive income ("FVOCI")

This category only includes equity instruments, which the Company intends to hold for the foreseeable future and which the Company has irrevocably elected to so classify upon initial recognition or transition. The Company classified its quoted and unquoted equity instruments as equity instruments at FVOCI. Equity instruments in this category are subsequently measured at fair value with changes recognized in other comprehensive income, with no recycling of gains or losses to profit or loss upon derecognition. Dividend income is recognized in earnings. Equity instruments at FVOCI are not subject to an impairment assessment under IFRS 9.

4.	Adoption of new accounting pronouncements (continued)

(c)	IFRS 9 Financial instruments (continued)

(ii)	Amortized cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the solely principal and interest ("SPPI") criterion. Financial assets classified in this category are measured at amortized cost using the effective interest method.

(iii)	Fair value through profit or loss ("FVTPL")

This category includes derivative instruments as well as quoted equity instruments which the Company has not irrevocably elected, at initial recognition or transition, to classify at FVOCI. This category would also include debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in profit or loss.

The assessment of the Company's business models was made as of the date of initial application, January 1, 2018, and then applied retrospectively to those financial instruments that were not derecognized before January 1, 2018.

	IFRS 9	IAS 39
Financial assets
Cash	Amortized cost	FVTPL
Accounts receivable	Amortized cost	Amortized cost
Other receivables	Amortized cost	Amortized cost
Loan receivable	Amortized cost	Amortized cost
Advances to joint ventures	Amortized cost	Amortized cost
Other investments (Refer to Note 11)	FVTPL - ABcann share warrants FVOCI - Canopy, ABcann shares, Evergreen	FVTPL - ABcann share warrants Available-for-sale - Canopy, ABcann shares, Evergreen
Financial liabilities
Accounts payable and other liabilities	Amortized cost	Amortized cost
Holdbacks payable	Amortized cost	Amortized cost
Construction loan payable	Amortized cost	Amortized cost

There were no changes in the carrying amounts of the financial instruments as a result of the adoption of IFRS 9 as at the date of initial application.

(iv)	Impairment of financial assets

The adoption of IFRS 9 has fundamentally changed the Company's accounting of impairment losses for financial assets by replacing IAS 39's incurred loss approach with a forward-looking expected credit loss approach. There were no impairment losses recognized in these consolidated financial statements as a result of the adoption of IFRS 9 as at the date of initial application.